Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic

A detail of the Company’s EPS is as follows (in thousands except for share and per share amounts):

	Three months ended June 30, 2015	Three months ended June 30, 2014	Six months ended June 30, 2015	Six months ended June 30, 2014
Net loss (income) for the period	$(1,588)	$218	$(2,801)	$(269)
Issued common shares at beginning of period	61,234,803	42,729,547	59,418,227	42,729,547
Effect of investment in subsidiary	—	431,771	—	—
Effect of private placement	974,205	—	489,794	—
Effect of June 2015 acquisition	21,698	—	10,909	—
Effect of stock based compensation	119,011	250,000	217,230	393,603
Effect of stock warrants	1,181,673	—	1,736,498	178,453

Weighted average common shares at end of period	63,531,390	43,411,318	61,872,658	43,301,603

Basic net loss per common share	$(0.02)	$0.01	$(0.05)	$(0.01)

A detail of the Company’s EPS is as follows (in thousands except for share and per share amounts):

	2014	2013
Net income for the period	$7,186	$1,198
Issued common shares at beginning of period	42,729,547	36,082,114
Effect of investment in subsidiary	412,787	—
Effect of stock based compensation	403,552	470,911
Effect of stock warrants	959,419	—
Effect of private placement	1,464,565	240,925
Effect of Athas acquisition	547,945	—

Weighted average common shares at end of period	46,517,815	36,793,950

Basic EPS	$0.15	$0.03

Schedule of Earnings Per Share, Diluted

A detail of the Company’s dilutive EPS is as follows (in thousands except for share and per share amounts):

	2014	2013
Net income for the period	$7,186	$1,198
Weighted average common shares (basic)	46,517,815	36,793,950
Effect of stock based compensation	1,829,540	731,792
Effect of stock warrants	50,431	111,920
Effect of Athas acquisition	383,562	—

Weighted average common shares (diuluted) at end of period	48,781,348	37,637,662

Dilutive EPS	$0.15	$0.03